UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Chris Moore

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: October 31st

Date of Reporting Period: November 1, 2023 – April 30, 2024

Item 1. Reports to Stockholders.

(a) The Reports to Stockholders are attached herewith.

(NYSE ARCA, Inc.: SRHQ)

Semi-Annual Report

April 30, 2024

SRH U.S. Quality ETF

FUND PERFORMANCE & ALLOCATIONS

April 30, 2024 (Unaudited)

Growth of $10,000 Investment

Fund Performance as of April 30, 2024
	6 Months	1 Year	Since Inception(a)
SRH U.S. Quality ETF - NAV	19.68%	18.64%	18.51%
SRH U.S. Quality ETF - MKT(b)	19.64%	18.63%	18.53%
SRH U.S. Quality Index(c)(d)	19.94%	19.12%	18.96%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.srhfunds. com/srhq.

(a)	The Fund commenced operations on October 4, 2022, and first traded on the exchange on October 5, 2022.

(b)	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time when the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.

(c)	Indexes are unmanaged statistical composites and their returns assume reinvestment of dividends and do not reflect fees or expenses. Such costs would lower performance. It is not possible to invest directly in an index.

(d)	The SRH U.S. Quality Index is designed to track the performance of the stocks of domestic (U.S.) companies that have moderate and consistent revenue growth but do not trade at excessive valuations. Stocks are screened through value, growth, and quality metrics to determine eligibility in the Index.

This chart assumes an initial gross investment of $10,000 made on October 4, 2022. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on Fund distributions or redemption of Fund shares.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions may apply and will reduce returns.

Returns include reinvestment of dividends and capital gains.

Investing involves risk, including the possible loss of principal and fluctuation of value.

3

SRH U.S. Quality ETF

FUND PERFORMANCE & ALLOCATIONS

April 30, 2024 (Continued) (Unaudited)

	% of Net	Value
Sector Diversification	Assets	(Note 2)
COMMON STOCKS
Technology	29.74%	$39,327,580
Industrials	14.65	19,372,753
Health Care	11.60	15,333,309
Consumer Discretionary	10.67	14,112,822
Financials	8.05	10,649,242
Communications	7.04	9,310,888
Materials	6.61	8,739,913
Consumer Staples	5.05	6,671,734
Energy	3.36	4,449,215
Real Estate	3.14	4,154,113
TOTAL COMMON STOCKS	99.91%	$132,121,569

TOTAL MONEY MARKET FUNDS	0.09%	$119,534

TOTAL INVESTMENTS	100.00	132,241,103
Liabilities In Excess of Other Assets	(0.00)	(4,205)
NET ASSETS	100.00%	$132,236,898

Percentages are stated as a percent of net assets.

4

SRH U.S. Quality ETF

EXPENSE EXAMPLE

April 30, 2024 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line within the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024(b)
SRH U.S. Quality ETF
Actual	0.35%	$1,000.00	$1,196.80	1.91
Hypothetical (5% return before expenses)	0.35%	$1,000.00	$1,023.12	1.76

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 366.

5

SRH U.S. Quality ETF

SCHEDULE OF INVESTMENTS

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.91%
Consumer Discretionary Products - 6.00%
Masco Corp.	28,930	$1,980,258
NVR, Inc.(a)	281	2,090,317
Polaris, Inc.	22,799	1,941,563
Tapestry, Inc.	48,076	1,919,194
		7,931,332
Consumer Staple Products - 3.48%
Coca-Cola Consolidated, Inc.	2,697	2,227,722
Conagra Brands, Inc.	77,012	2,370,429
		4,598,151
Financial Services - 8.05%
Cboe Global Markets, Inc.	12,424	2,250,608
Credit Acceptance Corp.(a)	4,139	2,126,287
Essent Group Ltd.	38,358	2,031,823
Federated Hermes, Inc., Class B	63,196	2,075,989
Nasdaq, Inc.	36,166	2,164,535
		10,649,242
Health Care - 11.60%
Cencora, Inc.	9,394	2,245,636
Cardinal Health, Inc.	20,443	2,106,447
Elevance Health, Inc.	4,403	2,327,338
Humana, Inc.	6,584	1,988,961
Laboratory Corp. of America Holdings	10,449	2,104,115
United Therapeutics Corp.(a)	9,937	2,328,537
UnitedHealth Group, Inc.	4,615	2,232,275
		15,333,309
Industrial Products - 5.03%
Huntington Ingalls Industries, Inc.	7,832	2,168,916
Keysight Technologies, Inc.(a)	14,597	2,159,480
The Timken Co.	26,109	2,329,445
		6,657,841
Industrial Services - 9.62%
Applied Industrial Technologies, Inc.	11,555	2,117,454
EMCOR Group, Inc.	6,519	2,328,391
Insperity, Inc.	20,825	2,143,517
Jacobs Solutions, Inc.	14,849	2,131,277
TriNet Group, Inc.	17,229	1,729,275
United Parcel Service, Inc., Class B	15,358	2,264,998
		12,714,912
	Shares	Value
Materials - 6.61%
Eagle Materials, Inc.	8,400	$2,105,964
HB Fuller Co.	28,626	2,138,648
Owens Corning	13,685	2,301,954
Silgan Holdings, Inc.	47,007	2,193,347
		8,739,913
Media - 5.01%
Comcast Corp., Class A	52,656	2,006,720
Fox Corp., Class A	72,998	2,263,668
GoDaddy, Inc., Class A(a)	19,234	2,353,857
		6,624,245
Oil & Gas - 1.71%
CNX Resources Corp.(a)	96,233	2,263,400

Real Estate - 3.14%
CBRE Group, Inc., Class A(a)	23,475	2,039,743
Jones Lang LaSalle, Inc.(a)	11,701	2,114,370
		4,154,113
Renewable Energy - 1.65%
EnerSys	24,166	2,185,815

Retail & Wholesale - Discretionary - 4.67%
AutoZone, Inc.(a)	725	2,143,390
The Home Depot, Inc.	5,949	1,988,275
O’Reilly Automotive, Inc.(a)	2,023	2,049,825
		6,181,490
Retail & Wholesale - Staples - 1.57%
Target Corp.	12,881	2,073,583

Software & Tech Services - 23.24%
Akamai Technologies, Inc.(a)	20,982	2,117,713
ASGN, Inc.(a)	21,790	2,101,645
Box, Inc., Class A(a)	80,602	2,097,264
CACI International, Inc., Class A(a)	6,026	2,423,838
Corpay, Inc.(a)	7,399	2,235,534
Dropbox, Inc., Class A(a)	93,936	2,175,558
DXC Technology Co.(a)	107,594	2,097,007
Euronet Worldwide, Inc.(a)	20,765	2,132,150
Gartner, Inc.(a)	4,789	1,975,894
Genpact Ltd.	69,276	2,129,544
Insight Enterprises, Inc.(a)	12,304	2,246,341
Leidos Holdings, Inc.	17,413	2,441,651
PayPal Holdings, Inc.(a)	34,067	2,313,831
Qualys, Inc.(a)	13,680	2,242,289
		30,730,259

See Notes to Financial Statements

6

SRH U.S. Quality ETF

SCHEDULE OF INVESTMENTS

April 30, 2024 (Continued) (Unaudited)

	Shares	Value
Tech Hardware & Semiconductors - 6.50%
Broadcom, Inc.	1,722	$2,239,065
Ciena Corp.(a)	46,260	2,138,600
Extreme Networks, Inc.(a)	197,802	2,215,382
Jabil, Inc.	17,078	2,004,274
		8,597,321

Telecommunications - 2.03%
Iridium Communications, Inc.	87,257	2,686,643

TOTAL COMMON STOCKS
(Cost $118,265,722)		132,121,569

MONEY MARKET FUNDS - 0.09%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.23%(b)	119,534	119,534

TOTAL MONEY MARKET FUNDS
(Cost $119,534)		119,534

TOTAL INVESTMENTS - 100.00%
(Cost $118,385,256)		$132,241,103

Liabilities In Excess of Other Assets – (0.00)%		(4,205)

NET ASSETS - 100.00%		$132,236,898

(a)	Non-income producing security.

(b)	Rate disclosed is 7-Day Yield as of April 30, 2024.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

7

SRH U.S. Quality ETF

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$132,241,103
Dividends receivable	35,229
Total Assets	132,276,332
LIABILITIES:
Payable to investment advisor	39,434
Total Liabilities	39,434
NET ASSETS	$132,236,898

NET ASSETS CONSIST OF
Paid in capital	$107,811,952
Total distributable earnings	24,424,946
NET ASSETS	$132,236,898

INVESTMENTS, AT COST	$118,385,256

Net asset value:
Net assets	$132,236,898
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,004,000
Net asset value, price per share	33.03

See Notes to Financial Statements

8

SRH U.S. Quality ETF

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$715,017
Total Investment Income	715,017
EXPENSES:
Investment advisory fees	224,998
Total Expenses	224,998
NET INVESTMENT INCOME	490,019
Net realized gain/(loss) on:
Investments	(3,268,230)
Investments sold in-kind	14,849,539
Total Net Realized Gain	11,581,309
Net change in unrealized appreciation/depreciation on:
Investments	9,691,919
Total Net Change in Unrealized Appreciation/Depreciation	9,691,919
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	21,273,228
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,763,247

See Notes to Financial Statements

9

SRH U.S. Quality ETF

STATEMENTS OF CHANGES IN NET ASSETS

April 30, 2024

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Period Ended October 31, 2023 (a)	For the Period October 4, 2023 (Commencement of Operations) through August 31, 2023
OPERATIONS
Net investment income	$490,019	$193,700	$942,907
Net realized gain/(loss)	11,581,309	(1,556)	3,399,785
Net change in unrealized appreciation/depreciation	9,691,919	(8,538,980)	12,702,908
Net Increase/(Decrease) in net assets resulting from operations	21,763,247	(8,346,836)	17,045,600
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(534,094)	(290,650)	(781,269)
Net decrease in net assets from distributions	(534,094)	(290,650)	(781,269)
SHARE TRANSACTIONS
Shares sold	51,349,485	—	142,308,030
Shares redeemed	(51,302,055)	—	(39,074,560)
Net Increase in net assets derived from share transactions	47,430	—	103,233,470
Net Increase/Decrease in net assets	21,276,583	(8,637,486)	119,497,801

NET ASSETS
Beginning of period	110,960,315	119,597,801	100,000
End of period	$132,236,898	$110,960,315	$119,597,801

(a)	Effective September 1, 2023, the Board approved changing the fiscal year-end of the Fund from August 31 to October 31.

See Notes to Financial Statements

10

SRH U.S. Quality ETF

FINANCIAL HIGHLIGHTS

April 30, 2024

	For the Six Months Ended April 30, 2024 (Unaudited)		For the Period Ended October 31, 2023 (a)		For the Period October 4, 2023 (Commencement of Operations) through August 31, 2023 (b)
Net Asset Value, Beginning of Period	$27.71		$29.87		$25.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.12		0.05		0.25
Net realized and unrealized gain/(loss) on investments	5.33		(2.14)		4.17
Total from Investment Operations	5.45		(2.09)		4.42

DISTRIBUTIONS:
From distributable earnings	(0.13)		(0.07)		(0.21)
Total Distributions	(0.13)		(0.07)		(0.21)

Net Increase/(Decrease) in net asset value	5.32		(2.16)		4.21
Net Asset Value - End of Period	$33.03		$27.71		$29.87
TOTAL RETURN(d)	19.68%		(7.00%)		17.29%

RATIOS AND SUPPLEMENTAL DATA:(e)
Net Assets, end of period (000s)	$132,237		$110,960		$119,598
Ratio of net operating expenses to average net assets	0.35	%(f)	0.35	%(f)	0.35	%(f)
Ratio of net investment income to average net assets	0.76	%(f)	1.01	%(f)	0.98	%(f)
Portfolio turnover rate(g)(h)	42%		0%		41%

(a)	Effective September 1, 2023, the Board approved changing the fiscal year-end of the Fund from August 31 to October 31.

(b)	The net asset value at the beginning of the period represents the initial shares outstanding on October 4, 2022 (Commencement of Operations).

(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(d)	Total investment return - Net Asset Value is calculated based on the Fund’s calculated net asset value, assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported and that all rights in the Fund’s rights offering were exercised. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results. Total returns for the period indicated are not annualized. Total returns include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes and may differ from those reported to the market.

(e)	Ratios do not reflect the proportionate share of income and expenses of other investment companies which the Fund invests (i.e. those listed under Money Market Funds).

(f)	Annualized.

(g)	Excludes the impact of in-kind transactions.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

11

SRH U.S. Quality ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, SRH U.S. Quality ETF (the “Fund”). The Fund’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality Index (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, Rocky Mountain Advisers, LLC, has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 4, 2022.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The NAV of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of April 30, 2024:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$132,121,569	$—	$—	$132,121,569
Money Market Funds	119,53	—	—	119,534
Total	$132,241,103	$—	$—	$132,241,103

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

12

SRH U.S. Quality ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Continued) (Unaudited)

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid quarterly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of April 30, 2024, there were no interest or penalties incurred by The Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets. Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution (12b-1) fees and expenses, litigation expenses and other non-routine or extraordinary expenses.

Vident Asset Management (“VA” or the “Sub-Adviser”) has served as the sub-adviser to the Fund since July 14, 2023. Pursuant to a Sub- Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser (the “VA Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser out of its Unitary Management Fee. Vident Investment Advisory, LLC (“VIA”), an affiliate of VA, served as the Fund’s sub-adviser from the Fund’s commencement until July 14, 2023, when its sub-advisory agreement with the Adviser and the Trust was terminated due to a change of control of VIA’s parent company, at which point VA replaced VIA in the sub-advisory role. During the period it served as the Fund’s sub-adviser, VIA provided materially identical services as VA and was compensated by the Adviser out of its Unitary Management Fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Adviser and the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The Distributor, a wholly owned subsidiary of the Administrator and affiliate of the Adviser, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Adviser, Administrator, and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
SRH U.S. Quality ETF	$53,518,575	$53,913,391

13

SRH U.S. Quality ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Continued) (Unaudited)

For the six months ended April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SRH U.S. Quality ETF	$51,273,899	$50,818,397

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 50,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

	For the Period Ended	For the Period Ended	For the Period Ended
	April 30, 2024	October 31, 2023	August 31, 2023
Shares sold	1,550,000	—	5,400,000
Shares redeemed	(1,550,000)	—	(1,400,000)
Net increase in shares outstanding	—	—	4,000,000

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024.

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at April 30, 2024 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
SRH U.S. Quality ETF	$16,931,590	$(3,082,283)	$—	$13,849,307	118,391,796

Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of April 30, 2024.

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

14

SRH U.S. Quality ETF

ADDITIONAL INFORMATION

April 30, 2024 (Unaudited)

PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s N-PORT reports are available (i) on the Fund’s website at www.srhfunds.com/srhq; or (ii) on the SEC’s website at www.sec.gov.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.sec.gov or by calling toll-free (877) 524-9155.

TAX INFORMATION

The Fund designated the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

Qualified Dividend Income Percentage	100.00%

Dividends Received Deduction	100.00%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

15

INVESTMENT ADVISER

Paralel Advisors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

SUB-INVESTMENT ADVISER

Vident Asset Management

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

INDEX PROVIDER

Rocky Mountain Advisers, LLC

2121 E. Crawford Place

Salina, KS67401

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for SRH U.S. Quality ETF.

(NYSE ARCA, Inc.: SRHR)

Semi-Annual Report

April 30, 2024

SRH REIT Covered Call ETF

FUND PERFORMANCE & ALLOCATIONS

April 30, 2024 (Unaudited)

Growth of $10,000 Investment

Fund Performance as of April 30, 2024

Since Inception (11/1/2023)(a)
SRH REIT Covered Call ETF - NAV	10.71%
SRH REIT Covered Call ETF - MKT(b)	8.27%
Morningstar US Real Estate Sector Index(c)(d)	10.55%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.srhfunds. com/srhr.

(a)	The Fund commenced operations on November 1, 2023, and first traded on the exchange on November 2, 2023.
(b)	Market Price means the official closing price of a share or, if it more accurately reflects the market value of a share at the time when the Fund calculates current net asset value per share, the price that is the midpoint of the bid-ask spread as of that time. It does not represent the returns an investor would receive if shares were traded at other times.
(c)	Indexes are unmanaged statistical composites and their returns assume reinvestment of dividends and do not reflect fees or expenses. Such costs would lower performance. It is not possible to invest directly in an index.
(d)	The Morningstar US Real Estate Sector Index is designed to measure the performance of mortgage companies, property management companies, and REITs in the United States.

This chart assumes an initial gross investment of $10,000 made on November 1, 2023. Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on Fund distributions or redemption of Fund shares.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions may apply and will reduce returns.

Returns include reinvestment of dividends and capital gains.

Investing involves risk, including the possible loss of principal and fluctuation of value.

SRH REIT Covered Call ETF

FUND PERFORMANCE & ALLOCATIONS

April 30, 2024 (Continued) (Unaudited)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Real Estate	95.56%	$46,215,829
Consumer Discretionary	4.04	1,953,162
TOTAL COMMON STOCKS	99.60%	$48,168,991

TOTAL MONEY MARKET FUNDS	1.03%	$496,414

TOTAL INVESTMENTS	100.63	48,665,405
Liabilities in Excess of Other Assets	(0.63)	(306,308)
NET ASSETS	100.00%	$48,359,097

Percentages are stated as a percent of net assets.

SRH REIT Covered Call ETF

EXPENSE EXAMPLE

April 30, 2024 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line within the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period November 1, 2023 to April 30, 2024(b)
SRH REIT Covered Call ETF
Actual	0.75%	$1,000.00	$1,107.10	$3.93
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since commencement of operations (182), divided by 366.

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.60%
Data Center REIT - 12.16%
Equinix, Inc.(a)	8,271	$5,881,591

Entertainment Facilities - 4.04%
Vail Resorts, Inc.(a)	10,314	1,953,162

Gaming REIT - 4.11%
Gaming and Leisure Properties, Inc.	11,960	511,051
VICI Properties, Inc.	51,763	1,477,834
		1,988,885

Health Care REIT - 1.99%
Healthpeak Properties, Inc.(a)	51,763	963,309

Hotel REIT - 12.58%
DiamondRock Hospitality Co.	250,444	2,228,951
Host Hotels & Resorts, Inc.	103,525	1,953,517
Sunstone Hotel Investors, Inc.	186,325	1,900,515
		6,082,983

Industrial REIT - 14.81%
Eastgroup Properties, Inc.(a)	7,395	1,148,887
First Industrial Realty Trust, Inc.	25,260	1,147,309
Prologis, Inc.(a)	13,200	1,347,060
Rexford Industrial Realty, Inc.(a)	34,000	1,455,540
STAG Industrial, Inc.(a)	60,000	2,063,400
		7,162,196

Infrastructure REIT - 11.10%
American Tower Corp.(a)	20,000	3,431,200
Crown Castle, Inc.(a)	20,628	1,934,494
		5,365,694

Multi Asset Class REIT - 3.13%
Safehold, Inc.(a)	83,092	1,515,598

Office REIT - 9.22%
Easterly Government Properties, Inc., Class A	116,049	1,356,613
Highwoods Properties, Inc.	118,411	3,102,368
		4,458,981
	Shares	Value
Residential REIT - 15.02%
AvalonBay Communities, Inc.(a)	10,800	$2,047,356
Equity Residential(a)	18,487	1,190,563
Invitation Homes, Inc.	20,628	705,478
Mid-America Apartment Communities, Inc.(a)	8,000	1,040,000
NexPoint Residential Trust, Inc.	33,082	1,132,728
Sun Communities, Inc.	10,314	1,148,154
		7,264,279

Self-storage REIT - 2.54%
National Storage Affiliates Trust	35,000	1,226,400

Specialty REIT - 8.90%
Lamar Advertising Co., Class A	37,168	4,305,913

TOTAL COMMON STOCKS (Cost $48,017,161)		48,168,991

MONEY MARKET FUNDS - 1.03%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.23%(b)	496,414	496,414

TOTAL MONEY MARKET FUNDS (Cost $496,414)		496,414

TOTAL INVESTMENTS - 100.63% (Cost $48,513,575)		$48,665,405

Liabilities in Excess of Other Assets - (0.63%)		(306,308)

NET ASSETS - 100.00%		$48,359,097

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of April 30, 2024.
(b)	Rate disclosed is 7-Day Yield as of April 30, 2024.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

SRH REIT Covered Call ETF

SCHEDULE OF INVESTMENTS

April 30, 2024 (Continued) (Unaudited)

Call Options Written

Underlying Security	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
American Tower Corp.	6/21/2024	$180	(200)	$87,394	$(3,431,200)	$(69,800)
AvalonBay Communities, Inc.	5/17/2024	195	(100)	14,697	(1,895,700)	(15,000)
Crown Castle, Inc.	5/17/2024	100	(200)	14,394	(1,875,600)	(7,000)
Healthpeak Properties, Inc.	7/19/2024	20	(510)	11,895	(949,110)	(25,500)
Eastgroup Properties, Inc.	9/20/2024	190	(37)	13,578	(574,832)	(9,250)
Equinix, Inc.	8/16/2024	900	(82)	376,949	(5,831,102)	(58,630)
Equity Residential	6/21/2024	65	(180)	21,955	(1,159,200)	(32,850)
Mid-America Apartment Communities, Inc.	9/20/2024	150	(80)	13,758	(1,040,000)	(7,600)
Vail Resorts, Inc.	10/18/2024	240	(100)	39,697	(1,893,700)	(17,250)
Prologis, Inc.	5/17/2024	145	(130)	27,556	(1,326,650)	(1,950)
Rexford Industrial Realty, Inc.	7/19/2024	55	(170)	20,735	(727,770)	(17,425)
Safehold, Inc.	7/19/2024	23	(800)	111,178	(1,459,200)	(20,000)
STAG Industrial, Inc.	6/21/2024	40	(600)	76,184	(2,063,400)	(3,000)
				$829,970	$(24,227,464)	$(285,255)

See Notes to Financial Statements

SRH REIT Covered Call ETF

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2024 (Unaudited)

ASSETS:
Investments, at value
(Cost $48,513,575)	$48,665,405
Dividends receivable	9,718
Total Assets	48,675,123
LIABILITIES:
Written options, at value
(Premiums received $829,970)	285,255
Payable to investment advisor	30,771
Total Liabilities	316,026
NET ASSETS	$48,359,097

NET ASSETS CONSIST OF
Paid in capital	$46,981,668
Total distributable earnings	1,377,429
NET ASSETS	$48,359,097

Net asset value:
Net assets	$48,359,097
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	900,000
Net asset value, price per share	53.73

See Notes to Financial Statements

SRH REIT Covered Call ETF

STATEMENT OF OPERATIONS

For the period November 1, 2023 (Commencement of Operations) through April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,090,621
Total Investment Income	1,090,621
EXPENSES:
Investment advisory fees	186,032
Total Expenses	186,032
NET INVESTMENT INCOME	904,589
Net realized gain/(loss) on:
Investments	2,577,614
Written Options	(316,632)
Investments sold in-kind	(696,000)
Total Net Realized Gain	1,564,982
Net change in unrealized appreciation/depreciation on:
Investments	151,830
Written options	544,715
Total Net Change in Unrealized Appreciation/Depreciation	696,545
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,261,527
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,166,116

See Notes to Financial Statements

SRH REIT Covered Call ETF

STATEMENT OF CHANGES IN NET ASSETS

April 30, 2024

For the Period November 1, 2023 (Commencement of Operations) through April 30, 2024 (Unaudited)
OPERATIONS
Net investment income	$904,589
Net realized gain	1,564,982
Net change in unrealized appreciation/depreciation	696,545
Net Increase in net assets resulting from operations	3,166,116
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,788,687)
Net decrease in net assets from distributions	(1,788,687)
SHARE TRANSACTIONS
Shares sold	51,465,143
Shares redeemed	(4,483,475)
Net Increase in net assets derived from share transactions	46,981,668
Net Increase in net assets	48,359,097

NET ASSETS
Beginning of period	—
End of period	$48,359,097

See Notes to Financial Statements

SRH REIT Covered Call ETF

FINANCIAL HIGHLIGHTS

April 30, 2024

	For the Period November 1, 2024 (Commencement of Operations) through April 30, 2024 (Unaudited)(a)
Net Asset Value, Beginning of Period	$50.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.02
Net realized and unrealized gain on investments	4.45
Total from Investment Operations	5.47

DISTRIBUTIONS:
From distributable earnings	(1.97)
Total Distributions	(1.97)

Net Increase in net asset value	3.50
Net Asset Value - End of Period	$53.73
TOTAL RETURN(c)	10.71%

RATIOS AND SUPPLEMENTAL DATA:(d)
Net Assets, end of period (000s)	$48,359
Ratio of net operating expenses to average net assets	0.74	%(e)
Ratio of net investment income to average net assets	3.59	%(e)
Portfolio turnover rate(f)(g)	21%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on November 1, 2023 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)	Total investment return - Net Asset Value is calculated based on the Fund’s calculated net asset value, assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported and that all rights in the Fund's rights offering were exercised. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund's common shares. Past performance is not a guarantee of future results. Total returns for the period indicated are not annualized. Total returns include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes and may differ from those reported to the market.
(d)	Ratios do not reflect the proportionate share of income and expenses of other investment companies which the Fund invests (i.e. those listed under Money Market Funds).
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

SRH REIT Covered Call ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Unaudited)

NOTE 1 -  ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, SRH REIT Covered Call ETF (the “Fund”). The Fund’s investment objective is to provide total return. Under normal circumstances, the Fund invests at least 80% of its net assets in Real Estate Investment Trusts (“REITs”) that are publicly traded on domestic stock exchanges. In addition, the Fund strategically implements an option strategy consisting of writing (selling) U.S. exchange-traded covered call options on the REITs in the Fund’s portfolio. The Fund commenced operations on November 1, 2023.

The Fund currently offers an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 -  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The NAV of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

SRH REIT Covered Call ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of April 30, 2024:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$48,168,991	$—	$—	$48,168,991
Money Market Funds	496,414	—	—	496,414
Total	$48,665,405	$—	$—	$48,665,405
Other Financial Instruments(b)
Written Options	$(285,255)	$—	$—	$(285,255)
Total	$(285,255)	$—	$—	$(285,255)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

REITs: The Fund invests in REITs and is subject to certain risks associated with those investments. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. Real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund's investment in REITs are reported to the Fund after the end of the calendar year, and the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid monthly or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of April 30, 2024, there were no interest or penalties incurred by The Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 -  DERIVATIVE FINANCIAL INSTRUMENTS

As a part of its investment strategy, the Fund may invest to a lesser extent in derivatives contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

SRH REIT Covered Call ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Continued) (Unaudited)

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write U.S. exchange-traded covered call options on REITs held by the Fund. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

As of April 30, 2024, the effects of derivative instruments on the Statement of Assets and Liabilities were as follows:

	Asset Derivatives Statement of Assets and Liabilities Location		Liability Derivatives Statement of Assets and Liabilities Location
	Location	Value	Location	Value
Equity Contracts (Written Options)	N/A	$—	Written Options, at Value	$285,255
Total		$—		$285,255

For the period November 1, 2023 (commencement of operations) through April 30, 2024, the effects of derivative instruments on the Statement of Operations were as follows:

			Change in
			Unrealized
		Realized Gain/	Appreciation/
		(Loss) on	Depreciation on
Risk Exposure	Statement of Operations Location	Derivatives	Derivatives
Equity Contracts (Written Options)	Net realized loss on written options/Net change in unrealized appreciation/ depreciation on written options	$(316,632)	$544,715
Total		$(316,632)	$544,715

The average monthly notional value of written option contracts, for the Fund was $23,073,979 during the period November 1, 2023 (commencement of operations) through April 30, 2024.

NOTE 4 -  ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution (12b-1) fees and expenses, litigation expenses, and other non-routine.

Rocky Mountain Advisers, LLC (“RMA”) has served as the primary sub-adviser to the Fund since inception. Vident Asset Management (“VA”) has served as trading sub-adviser for the Fund since inception. Pursuant to Sub-Advisory Agreements, VA is responsible for trading portfolio securities for the Fund, and RMA is responsible for the day-to-day management of the Fund’s portfolio and determining the portfolio securities to be bought and sold. RMA and VA are each compensated by the Adviser out of its Unitary Management Fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Adviser and the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The Distributor, a wholly owned subsidiary of the Administrator and affiliate of the Adviser, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

SRH REIT Covered Call ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Continued) (Unaudited)

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Adviser, Administrator, and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fee.

NOTE 5 -  PURCHASES AND SALES OF SECURITIES

For the period November 1, 2023 (commencement of operations) through April 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
SRH REIT Covered Call ETF	$9,920,953	$9,419,540

For the period November 1, 2023 (commencement of operations) through April 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SRH REIT Covered Call ETF	$50,266,773	$4,556,236

NOTE 6 -  BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 25,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

For the Period
November 1, 2023
(Commencement of
Operations) through
April 30, 2024
Shares sold	975,000
Shares redeemed	(75,000)
Net increase in shares outstanding	900,000

NOTE 7 -  TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2024.

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at April 30, 2024 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
SRH REIT Covered Call ETF	$2,718,591	$(2,580,337)	$—	$138,254	$48,527,150

Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of April 30, 2024.

NOTE 8 -  INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

SRH REIT Covered Call ETF

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Continued) (Unaudited)

NOTE 9 -  SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

SRH REIT Covered Call ETF

ADDITIONAL INFORMATION

April 30, 2024 (Unaudited)

PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund's N-PORT reports are available (i) on the Fund's website at www.srhfunds.com/srhr; or (ii) on the SEC's website at www.sec.gov.

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC's website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.sec.gov or by calling toll-free (877) 524-9155.

TAX INFORMATION

The Fund designated the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

Qualified Dividend Income Percentage	5.14%

Dividends Received Deduction	4.23%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

SRH REIT Covered Call ETF

BOARD APPROVALS OF ADVISORY AND SUB-ADVISORY AGREEMENTS

April 30, 2024 (Unaudited)

Summary of Board Meeting and Considerations

At a meeting held on July 20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “SRHR Advisory Agreement”) between the Trust and Paralel Advisors LLC (the “Adviser” or “PAL”), an Investment Sub-Advisory Agreement (the “RMA Agreement”) between the Trust, the Adviser and Rocky Mountain Advisers, LLC (the “Sub-Adviser” or “RMA”) and an Investment Sub- Advisory Agreement (the “VA SRHR Agreement”) between the Trust, the Adviser and Vident Asset Management (the “Sub-Adviser” or “VA”) collectively (the “SRHR Advisory Agreements”) on behalf of the SRH REIT Covered Call ETF (the “Fund”).

The Board was assisted by independent legal counsel throughout the SRHR Advisory Agreements review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the SRHR Advisory Agreements and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of each of the SRHR Advisory Agreements.

The Board considered that PAL, RMA and VA presented written information to help the Board evaluate approval of the respective SRHR Advisory Agreements, including the proposed fees and other terms underlying each agreement. Additionally, representatives from PAL provided presentations regarding information on the services to be provided to the Fund by each firm, as well as information on the personnel and operations of those that would be working with the Fund. Further, the Board received a report (the “FUSE Report”) provided by FUSE, an independent third-party data provider, that provided comparisons of the Fund’s proposed fees and expenses to a peer group of similar funds selected by FUSE. The Board also considered the written materials and oral presentation that it had received and any other information that the Board received at or prior to the Meeting and deliberated on the approval of the SRHR Advisory Agreements in light of this information.

Nature, Extent, and Quality of Services Provided (PAL). The Trustees considered the scope of services to be provided under the SRHR Advisory Agreement, noting that PAL would provide general investment management and compliance services to the Fund. In examining the nature, extent and quality of the investment advisory services to be provided by PAL, the Trustees considered the qualifications, experience and capabilities of PAL's management team and other personnel. The Board noted that PAL also provided similar advisory services for SRH U.S. Quality ETF ("SRHQ"), another fund in the Trust, and to a closed-end fund listed on the New York Stock Exchange. Furthermore, the Trustees considered the qualifications and experience of PAL’s senior personnel, including the Chief Executive Officer and founder of the Paralel entities, and the experience of several members of PAL’s senior management team in providing advisory services to other funds. The Board noted that PAL had a limited operating history but expressed their satisfaction with the experience and knowledge of its personnel and its work with SRHQ.

The Board noted that it had received a copy of PAL’s Form ADV, as well as the response of PAL to a series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by PAL. The Board noted that PAL had proposed RMA and VA as sub-advisers to the Fund, providing the Fund with portfolio management and trading services respectively. The Board considered PAL’s experience working with RMA and VA on other registered investment companies it advised, noting PAL’s affiliation with RMA. The Board also reviewed other services to be provided by PAL to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Fund’s sub-advisers, monitoring compliance with various policies and procedures and with applicable securities regulations, and fulfilling the valuation designee responsibilities for the Fund. The Board also noted the fact that the firm would operate the Fund’s Derivatives Risk Management Program (“DRMP”) under Rule 18f-4. The Trustees acknowledged PAL’s representation that it had no regulatory compliance or litigation issues since inception. The Board concluded that PAL can be expected to provide satisfactory service to the Fund and its shareholders.

Nature, Extent, and Quality of Services Provided (RMA). The Trustees considered the scope of services to be provided under the RMA Agreement, noting that PAL had selected RMA to provide the Fund with portfolio management services. The Board noted that it had received a copy of RMA’s Form ADV, as well as the response of RMA to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by RMA. With respect to the nature, extent and quality of the services provided by RMA, the Trustees considered the proposed investment management process to be used in managing the assets of the Fund, including the experience and capability of RMA’s management and compliance teams, as well as knowledge of the portfolio management personnel responsible for selecting the Fund’s investments. The Trustees considered details of RMA’s compliance process ensuring adherence with the Fund’s investment policies and restrictions. The Board noted the affiliation between PAL and RMA, while also acknowledging the continued strong partnership between senior personnel at PAL and RMA.

Nature, Extent, and Quality of Services Provided (VA). The Trustees considered the scope of services to be provided under the VA SRHR Agreement, noting that PAL had selected VA to provide the Fund with ETF trading services. The Board noted that it had received a copy of VA’s Form ADV, as well as the response of VA to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by VA. With respect to the nature, extent and quality of the services provided by VA, the Trustees considered their familiarity with VA in context of providing similar services to SRHQ. The Board considered that VA would perform ETF trade execution, portfolio monitoring (including monitoring the Fund’s shares on its exchange), basket creation review, valuation support, cash reconciliations, and other services on behalf of the Fund, supporting the Fund across a wide area of operations. The Board noted the depth of VA’s network in identifying trading opportunities and the longevity of its trading relationships. The Board reviewed the background information of the key investment personnel, noting their satisfaction with the senior personnel dedicated to servicing the Fund, the individuals’ educations, and wide range of experience. The Board observed VA’s extensive compliance program and experienced personnel. The Board reviewed VA’s best execution practices and its process for evaluating broker-dealers to ensure best execution. In conclusion, the Trustees agreed that VA had the resources to provide high quality service to the Fund and its shareholders.

Performance. The Board noted that neither PAL nor RMA advised any similar strategy to the Fund. In consideration of this fact, the Trustees considered the performance of a closed-end fund with a different equity strategy, also advised by PAL and sub-advised by RMA, noting its performance appeared consistent with its investment goals and that the Fund had continued to adhere to its investment thesis across the long-term. The Board acknowledged the extensive experience of the proposed portfolio management team at RMA, as well as PAL’s effective work with the Fund’s other proposed sub-adviser, VA in a similar trading role. The Trustees further considered the components and makeup of the Fund’s proposed strategy, noting it appears to be reasonably designed to achieve the intended investment objectives of the Fund. The Board agreed that, because of VA’s limited role, overall performance considerations were more appropriately considered with respect to PAL’s and RMA’s roles with the Fund. In consideration of each factor described, the Trustees agreed that approval of each of the SRHR Advisory Agreements have the potential to provide satisfactory performance for the Fund’s future shareholders.

SRH REIT Covered Call ETF

BOARD APPROVALS OF ADVISORY AND SUB-ADVISORY AGREEMENTS

April 30, 2024 (Continued) (Unaudited)

Cost of Services Provided. The Board reviewed the proposed advisory fee for the Fund, which was proposed as a “unitary fee” under which PAL would pay all expenses of the Fund except for the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses, among others. Accordingly, the Board agreed that a comparison of the Fund’s unitary management fee to the peer funds’ total expense ratio in the report provided by FUSE, an independent third-party data provider, was appropriate. The Board also stated that as all fees were paid from this unitary fee, the proposed unitary management fee is most appropriately analyzed at the adviser level. The Board agreed that the RMA and VA fees reflected a not unreasonable allocation of the advisory fees paid to each firm given the work performed by each firm.

The Board considered that it was provided a comparison of the Fund’s fees to two peer groups, a group of actively managed REIT sector focused ETFs which do not utilize any derivatives strategy overlay on the portfolio (the “FUSE REIT Peer Group”), and a peer group comprised of ETFs that employ actively managed strategies on U.S. equities with an income focus and utilize derivatives within the strategy (the “FUSE Derivatives Peer Group”). The Board observed that, when compared to the FUSE REIT Peer Group, the Fund’s proposed unitary management fee was the highest of any peer fund. However, the Board considered PAL’s representation that, because the funds in the FUSE REIT Peer Group did not utilize a derivative overlay on their strategies, such peer group did not provide the best fee comparison for the Fund. The Board concurred with PAL’s assertion that the Fund’s covered call strategy adds additional costs and work for the adviser such as the operation of the Fund’s DRMP, and that the FUSE Derivatives Peer Group would be the more appropriate fee comparison for the Fund. The Board considered that, when compared to the expense ratios of funds in the FUSE Derivatives Peer Group, the Fund’s proposed unitary fee was in the lowest 33 percentile. The Board also reflected that the funds in the FUSE Derivatives Peer Group were much larger than that anticipated by the Fund during the initial two years of Fund operations, providing the peer funds with economies not yet available to the Fund.

The Board further acknowledged that while PAL did not manage any other funds or accounts that utilized a directly similar strategy to that of which the Fund would employ, it did provide advisory services to a registered closed-end fund and SRHQ. The Board noted that the fees proposed for the Fund were less than that charged by PAL to the closed-end fund, but higher than SRHQ. The Board observed that, unlike the Fund, SRHQ was a passively managed index fund which did not involve the use of derivative securities. Accordingly, the Board noted PAL’s statement that such attributes require a greater level of expertise and operational burden to implement the Fund’s investment strategy as well as monitor and oversee the compliance aspects of the Fund. With the context of each of the above items, including the fees of each peer group, the Board concluded that the proposed unitary management fee for the Fund was reasonable.

Economies of Scale and Profitability (PAL). The Board evaluated the compensation and benefits to be received by PAL from its relationship with the Fund and reviewed an analysis of PAL’s expected profitability with respect to the work to be completed for the Fund, noting it did not anticipate earning a profit from its work directly with the Fund initially. The Board noted that PAL would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the full compensation and benefits received by PAL from its relationship with the Fund, noting its affiliated companies, Paralel Technologies LLC ("PTL") and Paralel Distributors LLC ("PDL"), were the Fund’s proposed administrator and distributor, respectively. The Trustees considered the financial position of PAL and its parent company, PTL. Further, it was noted that RMA was an affiliate of PAL, holding an indirect non-controlling investment in PTL, PAL’s parent company. The Board acknowledged that PAL’s work with the Fund was viewed by PAL’s management as part of a larger partnership with RMA across several funds in the SRH fund family.

The Board noted that economies of scale had not yet been reached as the Fund had not yet launched. The Trustees agreed that, should assets of the Fund grow and create opportunities for breakpoints in the future, it would revisit this issue at that time.

Economies of Scale and Profitability (RMA). The Board evaluated the compensation and benefits to be received by RMA from its relationship with the Fund and reviewed an analysis of RMA’s expected profitability with respect to the work to be completed for the Fund, noting that it was anticipating a modest and not-unreasonable profit across the full initial term of the RMA Agreement. The Board noted that given the unitary fee nature of the advisory agreement, economies of scale were more appropriately considered at the adviser-level and should be considered with respect to the overall advisory agreement for the Fund, taking into consideration the impact of the sub-advisory expense.

Economies of Scale and Profitability (VA). The Board evaluated the compensation and benefits to be received by VA from its relationship with the Fund and reviewed an analysis of VA’s expected profitability with respect to the work to be completed for the Fund, noting that it was not anticipating earning a profit during the initial term of the VA SRHR Agreement. The Board further noted that given the unitary fee nature of the advisory agreement, economies of scale were more appropriately considered at the adviser-level and should be considered with respect to the overall advisory agreement for the Fund, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received information from PAL, RMA, and VA as it believed to be reasonably necessary to evaluate the terms of each of the SRHR Advisory Agreement, RMA Agreement, and VA SRHR Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of each of the SRHR Advisory Agreement, RMA Agreement, and VA SRHR Agreement was in the best interests of the Fund and its future shareholders.

INVESTMENT ADVISER

Paralel Advisors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

SUB-INVESTMENT ADVISERS

Vident Asset Management

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

Rocky Mountain Advisers, LLC

2121 E. Crawford Place

Salina, KS 67401

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for SRH REIT Covered Call ETF.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Registrant’s full schedule of investments is included as part of the Reports to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to this semi-annual filing.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits 99.302(i) CERT and 99.302(ii) CERT.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ELEVATION SERIES TRUST

By (Signature and Title)	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	July 2, 2024

By (Signature and Title)	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	July 2, 2024